Richard H. Kirk Vice President, Corporate Counsel
The Prudential Insurance Company of America 751 Broad Street, Newark, NJ 07102-3777 Tel 203-925-3707 richard.kirk@prudential.com

March 14, 2024

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re: Pruco Life Insurance Company (Registrant)
    Registration Statement on Form S-3
    SEC File No. 333-______

Members of the Commission:

On behalf of the above-referenced Registrant, submitted for filing is a Registration Statement on Form S-3.

The purpose of this filing is to amend the Registration Statement for Prudential FlexGuard® Index-Linked and Variable Annuity B Series to include the following changes to the Prospectus: (1) disclosure describing a new Index Strategy, the Enhanced Cap Rate Index Strategy; (2) a new Contingent Deferred Sales Charge schedule for Contracts with applications signed on or after July 1, 2024; and (3) a new interim value calculation for Contracts issued on or after July 1, 2024.

An additional purpose of this filing is to register and provide payment for additional securities.

If you have any questions, please call me at (203) 925-3707.

Very truly yours,

/s/ Richard H. Kirk
Richard H. Kirk
Vice President, Corporate Counsel